Shareholder Report, Line Graph (Details) 195129_Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	May 06, 2025	Oct. 31, 2025
Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF NAV
Accumulated Value	$ 10,000	$ 13,080
Pacer COWZ NDX Rotator Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Pacer COWZ NDX Rotator Index
Accumulated Value	10,000	$ 13,111
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	$ 10,000	$ 12,276